Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust 2
Central Index Key	dei_EntityCentralIndexKey	0001365662
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012
Guggenheim Canadian Energy Income ETF (Prospectus Summary) | Guggenheim Canadian Energy Income ETF | Guggenheim Canadian Energy Income ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENY
Guggenheim China Real Estate ETF (Prospectus Summary) | Guggenheim China Real Estate ETF | Guggenheim China Real Estate ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAO
Guggenheim China Small Cap ETF (Prospectus Summary) | Guggenheim China Small Cap ETF | Guggenheim China Small Cap ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAO
Guggenheim Frontier Markets ETF (Prospectus Summary) | Guggenheim Frontier Markets ETF | Guggenheim Frontier Markets ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRN
Guggenheim International Multi-Asset Income ETF (Prospectus Summary) | Guggenheim International Multi-Asset Income ETF | Guggenheim International Multi-Asset Income ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGI
Guggenheim Shipping ETF (Prospectus Summary) | Guggenheim Shipping ETF | Guggenheim Shipping ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEA
Guggenheim Timber ETF (Prospectus Summary) | Guggenheim Timber ETF | Guggenheim Timber ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUT
Guggenheim Yuan Bond ETF (Prospectus Summary) | Guggenheim Yuan Bond ETF | Guggenheim Yuan Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMB